Trade and other receivables (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Customers
Total current	$ 20,425,640	$ 33,310,642
Non-current
Total non-current	32,136,361	29,781,088
Cost
Current
Fuel Price stabilization fund	7,622,673	20,505,603
Concessions	4,391,617	4,054,429
Customers
Foreign	4,737,451	4,220,537
Domestic	2,606,216	3,087,463
Related parties	166,631	123,058
Accounts receivable from employees	125,946	106,022
Industrial services	81,000	40,729
Other	1,037,703	1,329,565
Total current	20,769,237	33,467,406
Non-current
Concessions	28,269,820	26,323,424
Accounts receivable from employees	709,836	565,914
Related parties	347,326	143,238
Foreign	86,073	150,033
Domestic	137,764	75,419
Other	3,190,044	3,180,581
Total non-current	32,740,863	30,438,609
Accumulated impairment
Customers
Total current	(343,597)	(156,764)
Non-current
Total non-current	$ (604,502)	$ (657,521)